Revenue Recognition (Tables) - ColdQuanta, Inc. dba Infleqtion [Member]	12 Months Ended
Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Schedule of reconciliation of beginning and ending balances of unbilled receivables and contract liabilities
A reconciliation of the beginning and ending balances of contract assets, unbilled receivables and c ontr
act liabilities for the year is shown in the table below (in thousands):

	Year e nded December 31,
	2025			2024
	Unbilled Receivables	Contract Assets	Contract Liabilities	Unbilled Receivables	Contract Assets	Contract Liabilities
Beginning of the year	$3,558	$—	$3,402	$1,304	$—	$2,551
Unbilled receivables additions	29,766	—	—	15,711	—	—
Contract assets additions	—	201	—	—	—	—
Amounts transferred to receivables	(28,590)	—	—	(13,457)	—	—
Customer advance payments	—	—	11,436	—	—	3,525
Revenue recognized	—	—	(7,968)	—	—	(2,674)

End of the year	$4,734	$201	$6,871	$3,558	$—	$3,402

Schedule of disaggregation of revenue
The Company’s revenues disaggregated by customer location is as follows (in thousands):

	Year ended December 31,
	2025	2024
United States	$23,204	$12,548
United Kingdom	4,107	11,333
Japan	2,071	3,784
Australia	1,816	146
Other	1,266	1,025

Total revenue	$32,464	$28,836